INVESTMENTS (Components of Investment in a Jointly Controlled Entity) (Details) In Thousands, unless otherwise specified	12 Months Ended																3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] Shareholders' loan [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] Shareholders' loan [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] Shareholders' loan [Member] CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] Subtotal [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] Subtotal [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] Subtotal [Member] CNY	Dec. 31, 2011 Investment in a jointly controlled entity [Member] Shares of loss [Member] CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] Shares of loss [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] Shares of loss [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] Shares of loss [Member] CNY
Schedule of Equity Method Investments [Line Items]
Beginning balance					5,833	6,625	8,301	500	500	500	10,000	10,000	10,000	10,500	10,500	10,500		(4,667)	(3,875)	(2,199)
Share of loss	(52)	(324)	(792)	(1,676)	(324)	(792)	(1,676)	0	0	0	0	0	0	0	0	0	(853)	(324)	(792)	(1,676)
Ending balance					5,509	5,833	6,625	500	500	500	10,000	10,000	10,000	10,500	10,500	10,500	(2,199)	(4,991)	(4,667)	(3,875)